Changes in non-cash working capital (increase) decrease (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Changes in Non-cash Working Capital (Increase) Decrease

	Year ended December 31
	2018	2017
Accounts receivable (1)	$53	$12
Other current assets	6	—
Deferred funding asset	18	25
Accounts payable and accrued liabilities (2) (3)	(15)	(35)

	62	2

Operating activities	68	5
Investing activities	(6)	(3)

	$62	$2

Interest paid	$20	$23
Income taxes recovered	$—	$—

(1)	No accounts receivable is related to assets classified as held for sale in 2018 (2017 - $1 million).
(2)	No accounts payable and accrued liabilities is related to assets classified as held for sale in 2018 (2017 - $1 million).
(3)	Includes share-based compensation plans.